Average Annual Total Returns{- Franklin Liberty Short Duration U.S. Government ETF} - Franklin Liberty Short Duration U.S. Government ETF Pro-14 - Franklin Liberty Short Duration U.S. Government ETF	Liberty Short Duration U.S. Government ETF Return Before Taxes Past 1 year	Liberty Short Duration U.S. Government ETF Return Before Taxes Past 5 years	Liberty Short Duration U.S. Government ETF Return Before Taxes Since Inception	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Past 1 year	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Past 5 years	Liberty Short Duration U.S. Government ETF After Taxes on Distributions Since Inception	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Past 1 year	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Past 5 years	Liberty Short Duration U.S. Government ETF After Taxes on Distributions and Sales Since Inception	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. Government Index: 1-3 Year Component (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.97%	1.26%	1.24%	1.77%	0.31%	0.32%	1.75%	0.54%	0.53%	3.59%	1.40%	1.24%